PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Prepayments and Other Current Assets [Text Block]
NOTE 5. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31, 2017	As of December 31, 2016
Prepayments for inventory	$487	$13,210
Prepaid rental	37,402	47,355
Total	$37,889	$60,565